ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

March 3, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:
ETF Series Solutions (the “Trust”)
File Nos.: 333-179562 and 811-22668
AAM Brentview Dividend Growth ETF (S000085981)
AAM Crescent CLO ETF (S000095835)
AAM Low Duration Preferred and Income Securities ETF (S000066987)
AAM S&P 500 High Dividend Value ETF (S000059242)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (S000085983)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (S000085982)
AAM SLC Low Duration Income ETF (S000088945)
AAM Todd International Intrinsic Value ETF (S000093585)
AAM Transformers ETF (S000076555)
(collectively, the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Funds, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2026, and filed electronically as Post-Effective Amendment No. 1110 to the Trust’s Registration Statement on Form N‑1A on February 27, 2026.

If you have any questions or require further information, do not hesitate to contact me at noellenadia.filali@usbank.com.

Sincerely,

/s/ Noelle-Nadia A. Filali
Noelle-Nadia A. Filali
Assistant Secretary